Stock and Stockholders’ Equity - Additional Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 30, 2018	Apr. 25, 2014	Apr. 23, 2014	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Value of shares repurchased					$ 109,100,000	$ 100,000,000	$ 98,770,000
Common stock cash dividend paid (in dollars per share)					$ 0.14	$ 0.13	$ 0.09
Cash dividends paid to common stockholders					$ 154,861,000	$ 144,355,000	$ 98,596,000
Common stock dividend declared (in dollars per share)					$ 154,861,000	$ 144,307,000	$ 98,596,000
Common Stock
Temporary Equity [Line Items]
Number of shares repurchased (in shares)				3,400,000	5,779,769	3,980,672	3,400,000
Value of shares repurchased				$ 99,000,000	$ 109,000,000	$ 100,000,000	$ 99,000,000
Senior secured notes | Senior Secured Notes Due 2019
Temporary Equity [Line Items]
Repayment of debt					$ 320,000,000
Redemption amount of principal percentage					108.50%
Redemption premium					$ 27,000,000
Debt unpaid interest paid with IPO proceeds					13,000,000
Senior Secured Term Loan C
Temporary Equity [Line Items]
Repayment of debt					296,000,000
IPO
Temporary Equity [Line Items]
Shares issued (in shares)			39,200,000
Initial public offering price (in dollars per share)			$ 16.00
Proceeds from issuance of common stock in initial public offering, net			$ 672,000,000
Management fee paid with IPO proceeds					$ 21,000,000
Underwriters Overallotment Option
Temporary Equity [Line Items]
Shares issued (in shares)		5,880,000
Secondary public offering
Temporary Equity [Line Items]
Shares issued (in shares)						20,000,000	103,970,000
Forecast
Temporary Equity [Line Items]
Common stock dividend declared (in dollars per share)	$ 0.14